CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Net cash used in operating activities	$ (89,859)	$ (71,319)
Investing activities
Purchases of property, plant and equipment	(15,754)	(8,914)
Deposits in short-term investments	(578,602)	(412,961)
Proceeds from short-term investments	854,062	249,500
Deposit received for divestment of an equity investee		15,912
Purchase of leasehold land		(355)
Refund of leasehold land deposit		930
Net cash generated from/(used in) investing activities	259,706	(155,888)
Financing activities
Proceeds from issuances of ordinary shares	34	634,909
Purchases of treasury shares	(48,084)	(26,758)
Dividend paid to a non-controlling shareholder of a subsidiary		(9,256)
Repayment of loan to a non-controlling shareholder of a subsidiary		(579)
Payment of issuance costs	(83)	(19,985)
Proceeds from bank borrowing	418
Repayment of bank borrowing	(26,923)
Net cash (used in)/generated from financing activities	(74,638)	578,331
Net increase in cash and cash equivalents	95,209	351,124
Effect of exchange rate changes on cash and cash equivalents	(5,249)	687
Net increase in cash and cash equivalents, including effect of exchange rate changes	89,960	351,811
Cash and cash equivalents
Cash and cash equivalents at beginning of period	377,542	235,630
Cash and cash equivalents at end of period	$ 467,502	$ 587,441